Operating costs and non-underlying items	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Operating costs and non-underlying Items
3. Operating costs and non-underlying items

Operating costs
Operating costs include cost of sales, brand and marketing investment and overheads.
(i) Cost of sales
Cost of sales includes the cost of inventories sold during the period and distribution costs. The cost of inventories are raw and packaging materials and related production costs. Distribution costs are charged to the income statement as incurred.
(ii) Brand and marketing investment
Brand and marketing investment include costs related to creating and maintaining brand equity and brand awareness. This includes media, advertising production, promotional materials and engagement with consumers. These costs are charged to the income statement as incurred.
(iii) Overheads
Overheads include staff costs associated with sales activities and central functions such as finance, human resources, and research and development costs. Research and development costs are staff costs, material costs, depreciation of property, plant and equipment, patent costs and other costs that are directly attributable to research and product development activities. These costs are charged to the income statement as incurred.
Non-underlying items
These items are relevant to an understanding of our financial performance due to their nature and/or frequency of occurrence.
(i) Non-underlying items within operating profit
These are gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other items within operating profit classified here due to their nature and/or frequency. Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.
(ii) Non-underlying items not in operating profit but within net profit
These are net monetary gain or loss arising from hyperinflationary economies and significant and unusual items in net finance cost, share of profit/(loss) of joint ventures and associates and taxation.

	€ million	€ million	€ million
	2021	2020	2019
Turnover	52,444	50,724	51,980
Cost of sales	(30,259)	(28,684)	(29,102)
of which:
Distribution costs	(3,313)	(3,104)	(3,089)
Production costs	(3,678)	(3,696)	(3,701)
Raw and packaging materials and goods purchased for resale	(21,799)	(20,400)	(20,769)
Other	(1,469)	(1,484)	(1,543)
Gross profit	22,185	22,040	22,878
Selling and administrative expenses	(12,549)	(12,673)	(12,931)
of which:
Brand and marketing investment	(6,873)	(7,091)	(7,272)
Overheads	(5,676)	(5,582)	(5,659)
of which: Research and development(a)	(847)	(800)	(840)
Non-underlying items within operating profit before tax	(934)	(1,064)	(1,239)
Operating profit	8,702	8,303	8,708
(a)From 2021, research and development costs include patent costs of €27 million. The prior year comparators have not been restated. Patent costs in 2020 and 2019 were €27 million in each year.
Exchange losses within operating costs in 2021 are nil (2020: €45 million; 2019: €41 million).
3. Operating costs and non-underlying items continued
Non-underlying items
Non-underlying items are disclosed on the face of the income statement to provide additional information to users to help them better understand underlying business performance.

	€ million	€ million	€ million
	2021	2020	2019
Non-underlying items within operating profit before tax	(934)	(1,064)	(1,239)
Acquisition and disposal-related costs(a)	(332)	(69)	(132)
Gain on disposal of group companies(b)	36	8	70
Restructuring costs(c)	(632)	(916)	(1,159)
Impairments(d)	(17)	—	(18)
Other(e)	11	(87)	—
Tax on non-underlying items within operating profit	219	272	309
Non-underlying items within operating profit after tax	(715)	(792)	(930)
Non-underlying items not in operating profit but within net profit before tax	(64)	(36)	35
Share of gain on disposal of Spreads business in Portugal JV	—	—	3
Interest related to the UK tax audit of intangible income and centralised services	10	(56)	—
Net monetary gain/(loss) arising from hyperinflationary economies	(74)	20	32
Tax impact of non-underlying items not in operating profit but within net profit	(41)	(146)	(196)
Taxes related to the reorganisation of our European business	31	(58)	(175)
Taxes related to share buyback as part of Unification	—	(30)	—
Taxes related to the UK tax audit of intangible income and centralised services	(29)	(53)	—
Hyperinflation adjustment for Argentina deferred tax	(43)	(5)	(21)
Non-underlying items not in operating profit but within net profit after tax	(105)	(182)	(161)
Non-underlying items after tax(f)	(820)	(974)	(1,091)
Attributable to:
Non-controlling interest	(30)	(23)	(28)
Shareholders' equity	(790)	(951)	(1,063)
(a)2021 includes a charge of €196 million relating to the planned disposal of ekaterra and other acquisition and disposal activities.
(b)2021 gain relates to several small disposal of brands in Foods and Refreshment. The 2020 gain relates to the disposal of a laundry bar business in Latin America. 2019 includes a gain of €57 million relating to the disposal of Alsa.
(c)Restructuring costs are comprised of various supply chain optimisation projects and organisational change programmes across markets.
(d)2021 relates to the write down of leased land and building assets. 2019 includes a charge of €18 million relating to an impairment of goodwill for a local business classified to held for sale.
(e)2020 includes a charge of €87 million for litigation matters in relation to investigations by national competition authorities including those in Turkey and France.
(f)Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.